Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

Note 17 – Segment information

The Company’s segments are business units that offer different products and services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Company’s Chief Executive Officer. During 2017, after the acquisition of Giant Credit, there is one additional money lending segment. During 2018, after the acquisition of 11 Hau Fook Street and Paris Sky, there is one additional segment known as property lease and management. During 2020, after the acquisition GFS and Apiguru, there is one additional segment, consisting of financial technology solutions and services. Effective as of January 1, 2023, the Company completely ceased its business in LCD/LED production. Hence, the segment of LCD/LED products was removed as of December 31, 2023.

		Property	Financial
	Money	lease	technology	Corporate
For the year ended	lending	and	solutions	unallocated
December 31, 2023	services	management	and services	(note)	Consolidated
Revenues	$2,313	$1,069	$187	$—	$3,569
Gross profit (loss)	1,865	(1,084)	(5)	—	776
Operating expenses	(1,241)	(452)	(31)	(854)	(2,578)
Operating loss	624	(1,536)	(36)	(854)	(1,802)
Other income	10	(65)	(1)	(1)	(57)
Loss before provision for income taxes and non-controlling interests	634	(1,601)	(37)	(855)	(1,859)
Income tax (expense) benefit	(84)	231	(7)	—	140
Net loss	550	(1,370)	(44)	(855)	(1,719)

As of December 31, 2023
Identifiable long-lived assets	562	46,203	36	1	46,802
Total assets	22,157	46,953	583	652	70,345

			Property	Financial
	LCD/	Money	lease	technology	Corporate
For the year ended	LED	lending	and	solutions	unallocated
December 31, 2022	products	services	management	and services	(note)	Consolidated
Revenues	$—	$2,451	$1,106	$318	$—	$3,875
Gross profit (loss)	—	1,862	(1,065)	25	—	822
Operating expenses	(4)	2,165	(497)	(36)	(986)	(1,358)
Operating loss	(4)	2,027	(1,562)	(11)	(986)	(536)
Other income	—	30	107	(1)	(2)	134
Loss before provision for income taxes and non-controlling interests	(4)	2,057	(1,455)	(12)	(988)	(402)
Income tax (expense) benefit	—	(181)	245	(8)	—	56
Net loss	(4)	1,876	(1,210)	(20)	(988)	(346)

As of December 31, 2022
Identifiable long-lived assets	1	517	48,127	52	—	48,697
Total assets	201	14,466	49,071	5,651	297	69,686

			Property	Financial
	LCD/	Money	lease	technology	Corporate
For the year ended	LED	lending	and	solutions	unallocated
December 31, 2021	products	services	management	and services	(note)	Consolidated
Revenues	$—	$1,673	$1,068	$942	$—	$3,683
Gross profit (loss)	—	1,472	(1,036)	(76)	—	360
Operating expenses	(95)	(2,092)	(576)	(5,080)	(1,322)	(9,165)
Operating loss	(95)	(620)	(1,612)	(5,156)	(1,322)	(8,805)
Other income	—	—	97	7	162	266
Loss before provision for income taxes and non-controlling interests	(95)	(620)	(1,515)	(5,149)	(1,160)	(8,539)
Income tax (expense) benefit	—	(187)	249	64	—	126
Net loss	(95)	(807)	(1,266)	(5,085)	(1,160)	(8,413)

As of December 31, 2021
Identifiable long-lived assets	1	555	50,018	77	—	50,651
Total assets	205	12,986	50,619	6,084	452	70,346

Note:     Corporate expenses include expenses incurred by corporate headquarters which are not allocated to the operating segments.

The geographical location of customers is based on the location at which the services were provided. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	For the year ended December 31,
	2023	2022	2021
Hong Kong	3,442	3,597	3,489
Australia	127	278	194

Total	$3,569	$3,875	$3,683